Acquisitions and Disposals - Summary of Effect of Acquisitions on Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	[1]
Disclosure of Detailed Information about Business Combination [Line Items]
Net assets acquired	€ 771	€ 815		€ 2,423
Non-controlling interest	(25)	(17)		(50)
Goodwill	18,067	17,341	[1]		€ 16,881
Total payment for acquisition	1,167	1,294		4,912
Exchange rate gain/ (loss) on cash flow hedge	0	(100)		51
Total consideration	1,167	1,194		4,963
Subsidiaries [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 421	€ 496		€ 2,539

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.